ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2025
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
Schedule of accrued expenses and other current liabilities

	As of December 31,
	2024	2025
Payables to franchisees	1,606	1,762
Other payables	1,426	1,801
Accrued utilities and other accrued expenses	275	461
Liabilities related to customer loyalty program	332	455
Value-added tax, other tax and surcharge payables	301	359
Advance from noncontrolling interest holders	66	64
Total	4,006	4,902